Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

17.  Trade and other receivables

	December 31,	December 31,
	2021	2020
Trade receivables	141,125	61,028
Taxes receivable	2,881	2,955
Other receivables	10,596	5,137
Total trade and other receivables	154,602	69,120

The Group has recognised allowance for impairment losses of 17,337 and 5,734 as at December 31, 2021 and 2020, respectively, within line “Trade and other receivables” in the consolidated statement of financial position.